Pension and Other Benefit Programs (Tables)	12 Months Ended
Sep. 29, 2018
Retirement Benefits [Abstract]
Benefit Obligations, Assets, Funded Status and Balance Sheet Impacts Associated with Pension and Postretirement Medical Benefit Plans based upon Actuarial Valuations
The following chart summarizes the benefit obligations, assets, funded status and balance sheet impacts associated with the defined benefit pension and postretirement medical benefit plans:

	Pension Plans		Postretirement Medical Plans
	September 29, 2018	September 30, 2017	September 29, 2018	September 30, 2017
Projected benefit obligations
Beginning obligations	$(14,532)	$(14,480)	$(1,746)	$(1,759)
Service cost	(350)	(368)	(10)	(11)
Interest cost	(489)	(447)	(60)	(56)
Actuarial gain	416	343	166	42
Plan amendments and other	(12)	(22)	(10)	(9)
Benefits paid	467	442	51	47
Ending obligations	$(14,500)	$(14,532)	$(1,609)	$(1,746)
Fair value of plans’ assets
Beginning fair value	$12,325	$10,401	$696	$614
Actual return on plan assets	579	1,056	34	61
Contributions	335	1,348	45	61
Benefits paid	(467)	(442)	(51)	(47)
Expenses and other	(44)	(38)	7	7
Ending fair value	$12,728	$12,325	$731	$696

Underfunded status of the plans	$(1,772)	$(2,207)	$(878)	$(1,050)
Amounts recognized in the balance sheet
Non-current assets	$113	$70	$—	$—
Current liabilities	(51)	(46)	—	—
Non-current liabilities	(1,834)	(2,231)	(878)	(1,050)
	$(1,772)	$(2,207)	$(878)	$(1,050)

Net Periodic Benefit Cost
The components of net periodic benefit cost are as follows:

	Pension Plans			Postretirement Medical Plans
	2018	2017	2016	2018	2017	2016
Service cost	$350	$368	$318	$10	$11	$11
Interest cost	489	447	458	60	56	61
Expected return on plan assets	(901)	(874)	(747)	(53)	(49)	(45)
Amortization of prior year service costs	13	12	14	—	—	(1)
Recognized net actuarial loss	348	405	242	14	17	8
Net periodic benefit cost	$299	$358	$285	$31	$35	$34

Key Assumptions

Key assumptions are as follows:
	Pension Plans			Postretirement Medical Plans
	2018	2017	2016	2018	2017	2016
Discount rate used to determine the fiscal year end benefit obligation	4.31%	3.88%	3.73%	4.31%	3.88%	3.73%
Discount rate used to determine the interest cost component of net periodic benefit cost	3.46%	3.18%	3.81%	3.49%	3.18%	3.81%
Rate of return on plan assets	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%
Weighted average rate of compensation increase to determine the fiscal year end benefit obligation	3.20%	2.90%	3.00%	n/a	n/a	n/a
Year 1 increase in cost of benefits	n/a	n/a	n/a	7.00%	7.00%	7.00%
Rate of increase to which the cost of benefits is assumed to decline (the ultimate trend rate)	n/a	n/a	n/a	4.25%	4.25%	4.25%
Year that the rate reaches the ultimate trend rate	n/a	n/a	n/a	2032	2031	2030

Accumulated Other Comprehensive Loss, Before Tax, Not yet Recognized in Net Periodic Benefit Cost
AOCI, before tax, as of September 29, 2018 consists of the following amounts that have not yet been recognized in net periodic benefit cost:

	Pension Plans	Postretirement Medical Plans	Total
Prior service cost	$(52)	$—	$(52)
Net actuarial loss	(4,184)	(36)	(4,220)
Total amounts included in AOCI	(4,236)	(36)	(4,272)
Prepaid / (accrued) pension cost	2,464	(842)	1,622
Net balance sheet liability	$(1,772)	$(878)	$(2,650)

Amounts included in Accumulated Other Comprehensive Loss, Before Tax, Expected to be Recognized as Components of Net Periodic Benefit Cost
Amounts included in AOCI, before tax, as of September 29, 2018 that are expected to be recognized as components of net periodic benefit cost during fiscal 2019 are:

	Pension Plans	Postretirement Medical Plans	Total
Prior service cost	$(12)	$—	$(12)
Net actuarial loss	(260)	—	(260)
Total	$(272)	$—	$(272)

Plan Assets Investment Policy Ranges for Major Asset Classes
The investment policy ranges for the major asset classes are as follows:

Asset Class	Minimum	Maximum

Equity investments	30%	60%
Fixed income investments	20%	40%
Alternative investments	10%	30%
Cash & money market funds	0%	10%

Defined Benefit Plan Assets Measured at Fair Value
The Company’s defined benefit plan assets are summarized by level in the following tables:

	As of September 29, 2018
Description	Level 1	Level 2	Total	Plan Asset Mix

Cash	$57	$—	$57	—%
Common and preferred stocks(1)	3,023	—	3,023	22%
Mutual funds	800		800	6%
Government and federal agency bonds, notes and MBS	2,019	488	2,507	19%
Corporate bonds	—	573	573	4%
Other mortgage- and asset-backed securities	—	86	86	1%
Derivatives and other, net	3	(1)	2	—%
Total investments in the fair value hierarchy	$5,902	$1,146	$7,048

Assets valued at NAV as a practical expedient:
Common collective funds			2,778	21%
Alternative investments			2,363	18%
Money market funds and other			1,270	9%
Total investments at fair value			$13,459	100%

	As of September 30, 2017
Description	Level 1	Level 2	Total	Plan Asset Mix

Cash	$88	$—	$88	1%
Common and preferred stocks(1)	2,974	—	2,974	23%
Mutual funds	771	—	771	6%
Government and federal agency bonds, notes and MBS	1,870	548	2,418	19%
Corporate bonds	—	579	579	4%
Other mortgage- and asset-backed securities	—	99	99	1%
Derivatives and other, net	—	14	14	—%
Total investments in the fair value hierarchy	$5,703	$1,240	$6,943

Assets valued at NAV as a practical expedient:
Common collective funds			2,727	21%
Alternative investments			2,201	17%
Money market funds and other			1,150	9%
Total investments at fair value			$13,021	100%

(1)
Includes 2.8 million shares of Company common stock valued at $332 million (2% of total plan assets) and 2.9 million shares valued at $282 million (2% of total plan assets) at September 29, 2018 and September 30, 2017, respectively.

Estimated Future Benefit Payments
The following table presents estimated future benefit payments for the next ten fiscal years:

	Pension Plans	Postretirement Medical Plans(1)
2019	$534	$51
2020	544	54
2021	579	58
2022	618	63
2023	656	68
2024 – 2028	3,827	404

(1)	Estimated future benefit payments are net of expected Medicare subsidy receipts of $80 million

Long Term Rates of Return by Asset Class
The following long-term rates of return by asset class were considered in setting the long-term rate of return on plan assets assumption:

Equity Securities	7%	to	11%
Debt Securities	3%	to	5%
Alternative Investments	7%	to	12%

One Percentage Point (ppt) Change on Projected Benefit Obligations
A one percentage point (ppt) change in the key assumptions would have the following effects on the projected benefit obligations for pension and postretirement medical plans as of September 29, 2018 and on cost for fiscal 2019:

	Discount Rate		Expected Long-Term Rate of Return On Assets	Assumed Healthcare Cost Trend Rate
Increase/(decrease)	Benefit Expense	Projected Benefit Obligations	Benefit Expense	Net Periodic Postretirement Medical Cost	Projected Benefit Obligations
1 ppt decrease	$241	$2,680	$135	$(23)	$(213)
1 ppt increase	(229)	(2,275)	(135)	30	283

Contribution into Multiemployer Pension Plans and Health and Welfare Plans
The following table sets forth our contributions to multiemployer pension and health and welfare benefit plans that were expensed during the fiscal years 2018, 2017 and 2016, respectively:

	2018	2017	2016
Pension plans	$144	$127	$126
Health & welfare plans	172	160	167
Total contributions	$316	$287	$293